SHAREHOLDERS' EQUITY - Preference and Ordinary Shares (Details)	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2019 Vote $ / shares shares
Preference Shares
Shares authorized (in shares)	2,000,000	2,000,000				2,000,000
Par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001
Shares issued (in shares)	0	0				0
Shares outstanding (in shares)	0	0				0
Ordinary Shares
Shares authorized (in shares)	200,000,000	200,000,000				200,000,000
Par value (per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001
Number of vote per share | Vote		1				1
Shares issued (in shares)	4,228,519	4,331,351				4,178,231
Shares outstanding (in shares)	4,228,519	4,331,351				4,178,231
Ordinary shares subject to possible redemption	13,171,481	13,068,649	13,198,309	13,220,779	13,350,958	13,221,769
Number of Founder shares not subject to forfeiture (in shares)		2,887,500